Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 25,895	$ 25,380
Ending balance	26,457	25,895
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	47,933	54,046
Acquisitions through business combination (refer note 7 (d))	63	142
Additions/adjustments	10,644	8,518
Disposals/adjustments	(3,363)	(13,958)
Effect of movements in foreign exchange rates	(1,058)	(815)
Ending balance	54,219	47,933
Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(22,038)	(28,666)
Depreciation for the year	9,110	7,436
Disposals/adjustments	2,874	13,657
Effect of movements in foreign exchange rates	(512)	(407)
Ending balance	(27,762)	(22,038)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	768	818
Ending balance	823	768
Land [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	768	818
Effect of movements in foreign exchange rates	55	(50)
Ending balance	823	768
Building (Owned) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	462	486
Effect of movements in foreign exchange rates	33	(24)
Ending balance	495	462
Building (Owned) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(462)	(486)
Effect of movements in foreign exchange rates	33	(24)
Ending balance	(495)	(462)
Buildings (Right-of-use)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,845	13,931
Ending balance	12,154	13,845
Buildings (Right-of-use) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	20,539	27,398
Acquisitions through business combination (refer note 7 (d))	0	109
Additions/adjustments	3,112	3,792
Disposals/adjustments	(958)	(10,407)
Effect of movements in foreign exchange rates	(490)	(353)
Ending balance	22,203	20,539
Buildings (Right-of-use) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(6,694)	(13,467)
Depreciation for the year	4,383	3,767
Disposals/adjustments	845	10,385
Effect of movements in foreign exchange rates	(183)	(155)
Ending balance	(10,049)	(6,694)
Computers [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,870	3,659
Ending balance	4,399	3,870
Computers [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,006	13,151
Acquisitions through business combination (refer note 7 (d))	54	23
Additions/adjustments	2,628	1,784
Disposals/adjustments	(1,386)	(2,772)
Effect of movements in foreign exchange rates	(307)	(180)
Ending balance	12,995	12,006
Computers [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(8,136)	(9,492)
Depreciation for the year	1,953	1,432
Disposals/adjustments	1,285	2,661
Effect of movements in foreign exchange rates	(208)	(127)
Ending balance	(8,596)	(8,136)
Furniture and Fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	284	358
Ending balance	394	284
Furniture and Fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	911	939
Acquisitions through business combination (refer note 7 (d))	5	4
Additions/adjustments	222	21
Disposals/adjustments	(2)	(32)
Effect of movements in foreign exchange rates	(25)	(21)
Ending balance	1,111	911
Furniture and Fixtures [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(627)	(581)
Depreciation for the year	109	93
Disposals/adjustments	2	32
Effect of movements in foreign exchange rates	(17)	(15)
Ending balance	(717)	(627)
Office Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	293	221
Ending balance	345	293
Office Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,704	1,686
Acquisitions through business combination (refer note 7 (d))	4	6
Additions/adjustments	190	214
Disposals/adjustments	(73)	(169)
Effect of movements in foreign exchange rates	(17)	(33)
Ending balance	1,808	1,704
Office Equipment [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,411)	(1,465)
Depreciation for the year	136	142
Disposals/adjustments	71	169
Effect of movements in foreign exchange rates	(13)	(27)
Ending balance	(1,463)	(1,411)
Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,229	3,061
Ending balance	5,338	4,229
Motor Vehicles [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,118	4,163
Additions/adjustments	3,156	2,605
Disposals/adjustments	(798)	(575)
Effect of movements in foreign exchange rates	(170)	(75)
Ending balance	8,306	6,118
Motor Vehicles [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,889)	(1,102)
Depreciation for the year	1,703	1,218
Disposals/adjustments	571	408
Effect of movements in foreign exchange rates	(53)	(23)
Ending balance	(2,968)	(1,889)
Leasehold Improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,606	3,313
Ending balance	3,004	2,606
Leasehold Improvements [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,425	5,386
Additions/adjustments	1,336	121
Disposals/adjustments	(146)	(3)
Effect of movements in foreign exchange rates	(137)	(79)
Ending balance	6,478	5,425
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,819)	(2,073)
Depreciation for the year	826	784
Disposals/adjustments	100	2
Effect of movements in foreign exchange rates	(71)	(36)
Ending balance	(3,474)	(2,819)
Capital work in progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	19
Ending balance	0	0
Capital work in progress [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	19
Additions/adjustments	0	(19)
Ending balance	$ 0	$ 0